Audit Information	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Audit Information [Abstract]
Auditor name	Ernst & Young S.A.	Deloitte Audit S.à r.l.
Auditor location	Luxembourg, Grand Duchy of Luxembourg	Luxembourg, Grand Duchy of Luxembourg
Auditor firm ID	1367	1287